UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2000
          Check here if Amendment [ ]; Amendment Number: _____________

                        This Amendment (Check only one.):
                          [ ]   is a restatement.
                          [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8c, S-103 32
                  Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Michael Oporto            Mr. Henry Gooss
Title:            Attorney-in-fact              Attorney-in-fact
Phone:            212-515-9000                  212-515-9000


Signature, Place, and Date of Signing:

/s/ Michael Oporto         New York, New York           February 14, 2001
--------------------      ----------------------        ---------------------
(Signature)               (City, State)                 (Date)

/s/ Henry Gooss            New York, New York           February 14, 2001
--------------------      ----------------------        ---------------------
(Signature)               (City, State)                 (Date)

Report Type:

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:            6
                                         ------------

Form 13F Information Table Entry Total:       16
                                         ------------

Form 13F Information Table Value Total
(in thousands):                           $6,801,550
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                Form 13F File Number          Name
---                ---------------------         -----

1                  Not Known                     Investor Growth Capital Limited
2                  Not Known                     Extoria Trade AB
3                  Not Known                     Investor Group, LP
4                  Not Known                     Investor Investments AB
5                  Not Known                     Investor Trading AB
6                  Not Known                     Duba AB



                                                             Investor AB
                                                      Form 13F Information Table
                                                          December 31, 2000


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                                                                                                             Voting Authority
                                                         Value       Shares/    Sh/ Put/ Invst Other
Name of Issuer               Title of Class  CUSIP       (x $1000)   Prn Amt    Prn Call Discr Mgers   Sole          Shared     None
------------------------------------------------------------------------------------------------------------------------------------
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Aktiebolag Electrolux        Spons ADR       010198208     $134,453  10,430,800 SH       SOLE           10,430,800
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Amkor Technology Inc         COM             031652100      $15,516   1,000,000 SH       DEFINED   1                 1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC              Spons ADR       046353108   $4,569,968  92,420,310 SH       SOLE           92,420,310
------------------------------------------------------------------------------------------------------------------------------------
Axcan Pharma Inc             COM             054923107      $35,000   3,333,334 SH       DEFINED  1, 3               3,333,334
------------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems Inc       COM             162825103       $6,564     882,600 SH       DEFINED   2                   882,600
------------------------------------------------------------------------------------------------------------------------------------
Edison Schools Inc           CL A            281033100      $95,576   3,034,160 SH       DEFINED   4                 3,034,160
------------------------------------------------------------------------------------------------------------------------------------
Ericsson L M Tel Co          ADR B           294821400   $1,425,252 126,018,800 SH       SOLE          126,018,800
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Esperion Therapeutics Inc    COM             29664R106      $12,358   1,136,363 SH       SOLE            1,136,363
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc    COM             444903108       $5,246      75,684 SH       DEFINED   6                    75,684
------------------------------------------------------------------------------------------------------------------------------------
Intrabiotics Pharmaceuticals COM             46116T100      $30,078   3,125,000 SH       DEFINED  1, 3               3,125,000
------------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical Inc       COM             46120E107      $21,501   2,529,545 SH       DEFINED  1, 3               2,529,545
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NTL INC.                     COM             629407107       $5,678     237,201 SH       SOLE              237,201
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Scania Aktiebolag            Spons ADR A     806018107     $361,099  16,661,380 SH       SOLE           16,661,380
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Scania Aktiebolag            Spons ADR B     806018206      $33,333   1,508,693 SH       SOLE            1,508,693
------------------------------------------------------------------------------------------------------------------------------------
SKF AB                       Spons ADR       784375404      $19,007   1,267,800 SH       DEFINED   5                 1,267,800
------------------------------------------------------------------------------------------------------------------------------------
Sylvan Learning Systems Inc  COM             871399101      $30,921   2,087,500 SH       DEFINED                     2,087,500
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                                                         $6,801,550
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